Supplement to the
Fidelity® Select Portfolios®
April 28, 2018
As Revised November 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Select Communication Services Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Drukker as of December 31, 2018.

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,940	none	$none
Assets Managed with Performance-Based Advisory Fees (in millions)	$715	none	none

* Includes Select Communication Services Portfolio ($489 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Select Communication Services Portfolio beneficially owned by Mr.Drukker was none.

The following information supplements information for Select Industrials Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Ms. Glazer as of December 31, 2018.

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,303	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Select Industrials Portfolio ($543 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Select Industrials Portfolio beneficially owned by Ms.Glazer was $10,001 - $50,000..

The following information supplements information for Communications Equipment Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Ms. Tall as of August 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$833	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Communications Equipment Portfolio ($236 (in millions) assets managed).

As of August 31, 2018, the dollar range of shares of Communications Equipment Portfolio beneficially owned by Ms. Tall was none.

The following information supplements information for Technology Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Ms. Gupta as of July 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$9,887	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Technology Portfolio ($6,316 (in millions) assets managed).

As of July 31, 2018, the dollar range of shares of Technology Portfolio beneficially owned by Ms. Gupta was none.

The following information supplements information for Retailing Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Shepov as of May 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,567	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($2,567 (in millions) assets managed).

As of May 31, 2018, the dollar range of shares of Retailing Portfolio beneficially owned by Mr. Shepov was none.

The following information supplements information for Gold Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Calhoun as of September 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,061	none	$3
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Gold Portfolio ($1,061 (in millions) assets managed).

As of September 30, 2018, the dollar range of shares of Gold Portfolio beneficially owned by Mr. Calhoun was $100,001 - $500,000.

The following information supplements information for Consumer Finance Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Culp as of September 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$105	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Consumer Finance Portfolio ($105 (in millions) assets managed).

As of September 30, 2018, the dollar range of shares of Consumer Finance Portfolio beneficially owned by Mr. Culp was none.

The following information supplements information for Energy Service Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Fitzmaurice as of September 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$397	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Energy Service Portfolio ($397 (in millions) assets managed).

As of September 30, 2018, the dollar range of shares of Energy Service Portfolio beneficially owned by Mr. Fitzmaurice was none.

The following information supplements information for Brokerage and Investments Management Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Ackerman as of November 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$326	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Brokerage and Investment Management Portfolio ($326 (in millions) assets managed).

As of November 30, 2018, the dollar range of shares of Brokerage and Investment Management Portfolio beneficially owned by Mr. Ackerman was none.

SELB-19-02 1.475630.214	March 5, 2019

Supplement to the
Communication Services Portfolio
Class A, Class M, Class C, Class I and Class Z
November 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Drukker as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,940	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$715	none	none

* Includes Communication Services Portfolio ($489 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Communication Services Portfolio beneficially owned by Mr. Drukker was none.

ABAMB-19-01 1.9893607.100	March 5, 2019